Shareholder Report, Average Annual Return (Details) 192081_ActivePassive Intermediate Municipal Bond ETF_TF_TSR Annual {TF}	12 Months Ended	40 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
ActivePassive Intermediate Municipal Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ActivePassive Intermediate Municipal Bond ETF NAV
Average Annual Return, Percent	1.88%	2.07%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	2.76%
Bloomberg Muni 1-10 Year Blend Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Muni 1-10 Year Blend Total Return Index
Average Annual Return, Percent	2.32%	2.76%